Common Stock and Warrants - Schedule of Range of Warrant Prices (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jul. 13, 2019	Mar. 31, 2019
Range of Warrant Exercise Price			$ 4.44
Warrant [Member]
Number of Warrants, Outstanding	1,081,668
Weighted-Average Exercise Price, outstanding	$ 2.02	$ 2.12		$ 2.20
Weighted-Average Remaining Contractual Life (Years), Outstanding	3 years 9 months
Number of Warrants, Exercisable	881,982	1,027,092		758,759
Weighted-Average Exercise Price, Exercisable	$ 2.00	$ 2.13		$ 2.16
Minimum [Member] | Warrant [Member]
Range of Warrant Exercise Price	1.20	1.20
Maximum [Member] | Warrant [Member]
Range of Warrant Exercise Price	$ 10.00	$ 15.56
Range One [Member]
Number of Warrants, Outstanding	653,055
Range One [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 1.36
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 3 months 11 days
Number of Warrants, Exercisable	622,119
Weighted-Average Exercise Price, Exercisable	$ 1.36
Range One [Member] | Minimum [Member]
Range of Warrant Exercise Price	1.20
Range One [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 2.00
Range Two [Member]
Number of Warrants, Outstanding	320,438
Range Two [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 2.39
Weighted-Average Remaining Contractual Life (Years), Outstanding	3 years 5 months 5 days
Number of Warrants, Exercisable	151,688
Weighted-Average Exercise Price, Exercisable	$ 2.57
Range Two [Member] | Minimum [Member]
Range of Warrant Exercise Price	2.01
Range Two [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 4.00
Range Three [Member]
Number of Warrants, Outstanding	108,175
Range Three [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 4.94
Weighted-Average Remaining Contractual Life (Years), Outstanding	1 year 6 months
Number of Warrants, Exercisable	108,175
Weighted-Average Exercise Price, Exercisable	$ 4.94
Range Three [Member] | Minimum [Member]
Range of Warrant Exercise Price	4.01
Range Three [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 10.00